Investments (Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 18,235,309	¥ 23,180,206
Gross unrealized gains, available-for-sale securities		2,090,034	2,282,634
Gross unrealized losses, available-for-sale securities		12,848	10,315
Fair value, available-for-sale securities		20,312,495	25,452,525
Amortized cost, held-to-maturity securities		4,260,096	4,818,961
Gross unrealized gains, held-to-maturity securities		59,566	60,514
Gross unrealized losses, held-to-maturity securities		1,743	6,266
Fair value, held-to-maturity securities		4,317,919	4,873,209
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	887,307	920,375
Gross unrealized gains, available-for-sale securities	[1]	25,285	29,804
Gross unrealized losses, available-for-sale securities	[1],[2]	647	1,293
Fair value, available-for-sale securities	[1]	911,945	948,886
Amortized cost, held-to-maturity securities	[3]	800,097	1,058,929
Gross unrealized gains, held-to-maturity securities	[3]	4,714	3,894
Gross unrealized losses, held-to-maturity securities	[3]	1,743	6,266
Fair value, held-to-maturity securities	[3]	803,068	1,056,557
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		10,322,825	15,672,171
Gross unrealized gains, available-for-sale securities		52,600	91,420
Gross unrealized losses, available-for-sale securities		4,836	1,015
Fair value, available-for-sale securities		10,370,589	15,762,576
Amortized cost, held-to-maturity securities		3,459,999	3,760,032
Gross unrealized gains, held-to-maturity securities		54,852	56,620
Fair value, held-to-maturity securities		3,514,851	3,816,652
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		274,890	234,587
Gross unrealized gains, available-for-sale securities		6,449	6,097
Gross unrealized losses, available-for-sale securities		28	3
Fair value, available-for-sale securities		281,311	240,681
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		904,552	436,792
Gross unrealized gains, available-for-sale securities		50	1,720
Gross unrealized losses, available-for-sale securities		767	32
Fair value, available-for-sale securities		903,835	438,480
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		926,996	939,808
Gross unrealized gains, available-for-sale securities		1,707	2,740
Gross unrealized losses, available-for-sale securities		110	153
Fair value, available-for-sale securities		928,593	942,395
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		166,837	206,882
Gross unrealized gains, available-for-sale securities		3,165	4,254
Gross unrealized losses, available-for-sale securities		688	878
Fair value, available-for-sale securities		169,314	210,258
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		197,481	186,525
Gross unrealized gains, available-for-sale securities		998	788
Gross unrealized losses, available-for-sale securities		300	523
Fair value, available-for-sale securities		198,179	186,790
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[4]	2,071,260	2,079,599
Gross unrealized gains, available-for-sale securities	[4]	37,099	15,688
Gross unrealized losses, available-for-sale securities	[4]	1,394	420
Fair value, available-for-sale securities	[4]	2,106,965	2,094,867
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[5]	789,496	839,981
Gross unrealized gains, available-for-sale securities	[5]	6,387	8,744
Gross unrealized losses, available-for-sale securities	[5]	1,072	1,421
Fair value, available-for-sale securities	[5]	794,811	847,304
Equity securities (marketable)
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,693,665	1,663,486
Gross unrealized gains, available-for-sale securities		1,956,294	2,121,379
Gross unrealized losses, available-for-sale securities		3,006	4,577
Fair value, available-for-sale securities		¥ 3,646,953	¥ 3,780,288

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥167,585 million and ¥744,360 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Government National Mortgage Association ("Ginnie Mae") securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥54,473 million and ¥34,743 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
[3]	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.
[4]	Other debt securities presented in the above table primarily consist of certificates of deposit ("CDs") and asset-backed securities ("ABS"), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥146,851 million at September 30, 2016.
[5]	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations ("CLO"), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥212,641 million at September 30, 2016.